TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS - Disclosure of detailed information about receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Receivable [Line Items]
Receivables	$ 2,876	$ 981
Royalty income receivable [Member]
Trade And Other Current Receivable [Line Items]
Receivables	66	15
Refundable taxes [Member]
Trade And Other Current Receivable [Line Items]
Receivables	1,723	174
Recoverable exploration expenditures and advances [Member]
Trade And Other Current Receivable [Line Items]
Receivables	679	460
Other [Member]
Trade And Other Current Receivable [Line Items]
Receivables	$ 408	$ 332